FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5086


                       Churchill Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)



	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2007

                  Date of reporting period: March 31, 2008





Item 1. Schedule of Investments.



                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2008
                                   (unaudited)

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                                                                                      Rating
   Principal                                                                          Moody's/
    Amount       General Obligation Bonds (4.8%)                                       S&P                Value (a)
-------------- ---------------------------------------------------------------- ----------------------------------

               Bowling Green, Kentucky
  $   200,000  5.300%, 06/01/18                                                       Aa3/NR        $      208,382

               Lexington-Fayette Urban County, Kentucky
    4,175,000  4.250%, 05/01/23 MBIA Insured                                         Aaa/AAA            3,926,003

              Louisville, Kentucky Unlimited Tax
    2,205,000  5.000%, 10/01/21 FGIC Insured                                         Aa2/AA+            2,267,468

               Louisville & Jefferson County, Kentucky
      955,000  4.200%, 11/01/22 MBIA Insured                                         Aaa/AAA              908,912

               Louisville & Jefferson County, Kentucky Metro
               Government Unlimited Tax
    1,590,000  5.000%, 11/01/19                                                      Aa2/AA+            1,688,675
    1,825,000  5.000%, 11/01/20                                                      Aa2/AA+            1,925,266

               Warren County, Kentucky Judicial Unlimited Tax
      345,000  5.100%, 09/01/17 AMBAC Insured                                         Aaa/NR              366,062
      365,000  5.150%, 09/01/18 AMBAC Insured                                         Aaa/NR              387,174

                                                                                                   ---------------
               Total General Obligation Bonds                                                           11,677,942
                                                                                                   ---------------

               Revenue Bonds (94.9%)
               ----------------------------------------------------------------

               State Agencies (15.9%)
               ----------------------------------------------------------------

               Kentucky Area Development District Financing
      500,000  5.000%, 12/01/23 LOC Wachovia Bank                                     NR/AA               510,695

               Kentucky Asset/Liability  Commission
      500,000  4.500%, 10/01/22 FGIC Insured                                         Aa3/AA-              501,260

               Kentucky Asset & Liability Commission UK Project
      500,000  5.000%, 10/01/25 Series B                                             Aa3/AA-               506,790
      750,000  5.000%, 10/01/26 Series B                                             Aa3/AA-               756,203
    1,000,000  5.000%, 10/01/27 Series B                                             Aa3/AA-             1,004,500

               Kentucky Infrastructure Authority
      635,000  5.250%, 06/01/12                                                       Aa3/A+               637,496
    2,740,000  5.250%, 06/01/14                                                       Aa3/A+             2,906,619
    1,235,000  5.250%, 08/01/17                                                       NR/AA              1,339,148
      230,000  5.000%, 06/01/21                                                       Aa3/A+               235,929

               Kentucky State Property and Buildings Commission
    1,000,000  5.000%, 11/01/15 AMBAC Insured                                        Aaa/AAA            1,074,860
    2,725,000  5.375%, 08/01/16 FSA Insured                                          Aaa/AAA            2,903,460
    4,735,000  5.250%, 10/01/17                                                       Aa3/A+            4,943,956
    1,250,000  5.500%, 11/01/17 FSA Insured                                          Aaa/AAA            1,358,725
    1,000,000  5.000%, 11/01/17 AMBAC Insured                                        Aaa/AAA            1,057,200
    6,000,000  5.250%, 10/01/18                                                       Aa3/A+            6,249,240
    1,925,000  5.000%, 10/01/19                                                       Aa3/A+            1,979,362
    3,000,000  5.000%, 11/01/19 FSA Insured                                          Aaa/AAA            3,133,200
    5,000,000  5.000%, 10/01/22 MBIA Insured (pre-refunded)                          Aaa/AAA            5,519,050

               Kentucky State Property and Buildings Commission
               Project #88
    2,200,000  4.500%, 11/01/26 FGIC Insured                                          Aa3/A+            2,031,876

                                                                                                   --------------
               Total State Agencies                                                                    38,649,569
                                                                                                   --------------

               County Agencies (2.3%)
               ----------------------------------------------------------------

               Jefferson County, Kentucky Capital Projects
    1,575,000  4.250%, 06/01/23 FSA Insured                                           Aaa/NR            1,485,761
    4,140,000  4.375%, 06/01/28 FSA Insured                                           Aaa/NR            3,679,425

               Warren County, Kentucky Justice Center
      365,000  4.300%, 09/01/22 MBIA Insured                                          Aaa/NR              355,043

                                                                                                   --------------
               Total County Agencies                                                                    5,520,229
                                                                                                   --------------

               City / Municipality Obligations (0.3%)
               ----------------------------------------------------------------

               Shelbyville, Kentucky Certificates of Participation
      625,000  5.000%, 10/01/22                                                       A2/NR               641,938

                                                                                                   --------------
               Total City / Municipality Obligations                                                      641,938
                                                                                                   --------------

               Hospitals (8.9%)
               ----------------------------------------------------------------

               Jefferson County, Kentucky Health Facilities
    1,715,000  5.650%, 01/01/17 AMBAC Insured                                        Aaa/AAA            1,735,837
    2,200,000  5.250%, 05/01/17                                                        NR/A             2,275,086

               Jefferson County, Kentucky Medical Center
    2,000,000  5.500%, 05/01/22                                                        NR/A             2,065,980

               Kentucky Economic Development Finance Authority
    1,000,000  5.000%, 02/01/18 FSA Insured                                          Aaa/AAA            1,021,660

               Lexington-Fayette Urban County, Kentucky Public
               Facilities
      500,000  4.250%, 10/01/26 MBIA Insured                                          Aaa/NR              448,885

               Louisville & Jefferson County, Kentucky Medical Center
    1,000,000  5.000%, 06/01/18                                                        NR/A             1,039,120

               Louisville & Jefferson County, Kentucky Metropolitan
               Government Health System
               (Norton)
    8,075,000  5.000%, 10/01/26                                                       NR/A-             7,602,532
    6,000,000  5.000%, 10/01/30                                                       NR/A-             5,459,880

                                                                                                   ---------------
               Total Hospitals                                                                         21,648,980
                                                                                                   ---------------

               Housing (14.0%)
               ----------------------------------------------------------------

               Kentucky Housing Corporation Housing Revenue
      405,000  4.350%, 01/01/15 AMT                                                  Aaa/AAA              401,011
      140,000  4.200%, 01/01/15 AMT                                                  Aaa/AAA              135,765
      250,000  4.100%, 01/01/15 AMT                                                  Aaa/AAA              242,395
      170,000  4.100%, 07/01/15 AMT                                                  Aaa/AAA              164,546
      265,000  4.650%, 01/01/16 AMT                                                  Aaa/AAA              264,812
      210,000  4.300%, 01/01/16 AMT                                                  Aaa/AAA              207,131
      150,000  4.250%, 01/01/16 AMT                                                  Aaa/AAA              144,756
      200,000  4.200%, 01/01/16 AMT                                                  Aaa/AAA              192,306
      420,000  4.650%, 07/01/16 AMT                                                  Aaa/AAA              419,689
      610,000  4.300%, 07/01/16 AMT                                                  Aaa/AAA              601,222
      550,000  4.200%, 07/01/16 AMT                                                  Aaa/AAA              527,879
      555,000  4.200%, 01/01/17                                                      Aaa/AAA              530,747
      100,000  5.125%, 07/01/17                                                      Aaa/AAA              100,721
      680,000  4.200%, 07/01/17                                                      Aaa/AAA              649,142
      470,000  4.800%, 01/01/18 AMT                                                  Aaa/AAA              463,317
      285,000  4.250%, 01/01/18                                                      Aaa/AAA              268,932
      575,000  4.800%, 07/01/18 AMT                                                  Aaa/AAA              566,502
      180,000  4.250%, 07/01/18                                                      Aaa/AAA              169,519
      900,000  4.800%, 07/01/20 AMT                                                  Aaa/AAA              849,726
    1,150,000  5.350%, 01/01/21 AMT                                                  Aaa/AAA            1,152,990
    6,125,000  5.450%, 07/01/22 AMT                                                  Aaa/AAA            6,182,391
    4,065,000  5.250%, 07/01/22 AMT                                                  Aaa/AAA            4,075,732
      245,000  5.200%, 07/01/22                                                      Aaa/AAA              245,235
      415,000  5.100%, 07/01/22 AMT                                                  Aaa/AAA              407,999
    2,570,000  4.800%, 07/01/22 AMT                                                  Aaa/AAA            2,414,078
    2,000,000  4.700%, 07/01/22 Series E AMT                                         Aaa/AAA            1,853,360
    1,635,000  5.000%, 01/01/23 AMT                                                  Aaa/AAA            1,573,066
    4,140,000  5.200%, 07/01/25 AMT                                                  Aaa/AAA            4,102,450
      275,000  5.375%, 07/01/27                                                      Aaa/AAA              275,308
    2,300,000  5.000%, 07/01/27 Series N AMT                                         Aaa/AAA            2,139,414
    1,000,000  4.750%, 07/01/27 Series E AMT                                         Aaa/AAA              902,850
      560,000  5.550%, 07/01/33                                                      Aaa/AAA              560,370

               Kentucky Housing Multifamily Mortgage Revenue
    1,325,000  5.000%, 06/01/35 AMT                                                   NR/AAA            1,271,112

                                                                                                   --------------
               Total Housing                                                                           34,056,473
                                                                                                   --------------

               Schools (32.3%)
               ----------------------------------------------------------------

               Barren County, Kentucky School Building Revenue
    1,265,000  4.250%, 08/01/25 CIFG Assurance North America,
               Inc. Insured                                                           Aa3/NR            1,168,114
    1,670,000  4.375%, 08/01/26 CIFG Assurance North America,
               Inc. Insured                                                           Aa3/NR            1,546,921

               Berea, Kentucky Educational Facilities (Berea College)
    1,000,000  4.125%, 06/01/25                                                       Aaa/NR              903,250

               Boone County, Kentucky School District Finance Corp.
    1,730,000  4.125%, 08/01/22 XLCA Insured                                          Aa3/NR            1,660,177

               Boone County, Kentucky School District Finance Corp.
               School Building Revenue
      140,000  4.750%, 06/01/20 FSA Insured                                          Aaa/AAA              143,227
    1,580,000  4.500%, 08/01/23 FSA Insured                                           Aaa/NR            1,584,266
    1,250,000  4.125%, 03/01/25 FSA Insured                                           Aaa/NR            1,119,038

               Boyd County, Kentucky School District Finance Corp.
    1,025,000  5.000%, 10/01/15                                                       Aa3/NR            1,045,500

               Boyle County, Kentucky College Refunding & Improvement
    1,035,000  4.500%, 06/01/22 CIFG Insured                                          A1/A+             1,017,912
      200,000  4.625%, 06/01/24 CIFG Insured                                          A1/A+               194,550

               Bullitt County, Kentucky School District Finance Corp.
      200,000  4.300%, 10/01/21 MBIA Insured                                          Aaa/NR              196,980
    2,455,000  4.500%, 10/01/22 MBIA Insured                                          Aaa/NR            2,474,247
    2,590,000  4.500%, 10/01/23 MBIA Insured                                          Aaa/NR            2,595,776

               Christian County, Kentucky School District Finance Corp.
      820,000  4.000%, 08/01/19 XLCA Insured                                          Aa3/NR              806,749
      855,000  4.000%, 08/01/20 XLCA Insured                                          Aa3/NR              831,411
      905,000  4.000%, 08/01/21 XLCA Insured                                          Aa3/NR              868,746
    1,465,000  4.000%, 08/01/22 XLCA Insured                                          Aa3/NR            1,386,696
    1,525,000  4.125%, 08/01/23 XLCA Insured                                          Aa3/NR            1,422,520
    1,590,000  4.125%, 08/01/24 XLCA Insured                                          Aa3/NR            1,448,442

               Daviess County, Kentucky School District Finance Corp.
      200,000  5.000%, 06/01/24                                                       Aa3/NR              204,452

               Fayette County, Kentucky School District Finance Corp.
    5,000,000  4.250%, 04/01/23 FSA Insured                                          Aaa/AAA            4,832,950
    4,335,000  4.375%, 05/01/26 FSA Insured                                          Aaa/AAA            4,001,465

               Floyd County, Kentucky School Building
      680,000  4.375%, 10/01/22                                                       Aa3/NR              658,349

               Floyd County, Kentucky School Finance Corporation
               School Building
    1,320,000  4.000%, 03/01/23 XLCA Insured                                          Aa3/NR            1,217,053
    1,855,000  4.125%, 03/01/26 XLCA Insured                                          Aa3/NR            1,641,990

               Fort Thomas, Kentucky Independent School District
               Building Revenue
      610,000  4.375%, 04/01/25                                                       Aa3/NR              573,351

               Fort Thomas, Kentucky Independent School District
               Finance
      785,000  4.375%, 04/01/21                                                       Aa3/NR              773,900

               Franklin County, Kentucky School District Finance Corp.
      330,000  4.500%, 04/01/18                                                       Aa3/NR              340,138
    1,000,000  5.000%, 04/01/24                                                       Aa3/NR            1,021,800

               Graves County, Kentucky School Building Revenue
    1,260,000  5.000%, 06/01/22                                                       Aa3/NR            1,301,542
    1,320,000  5.000%, 06/01/23                                                       Aa3/NR            1,354,294

               Hardin County, Kentucky School District Finance Corp.
    1,475,000  4.000%, 02/01/19 AMBAC Insured                                         Aaa/NR            1,452,005

               Jefferson County, Kentucky School District Finance
               Corp. School Building
      150,000  5.000%, 04/01/20 FSA Insured                                          Aaa/AAA              155,183
    1,360,000  4.250%, 06/01/21 FSA Insured                                          Aaa/AAA            1,346,414

               Kenton County, Kentucky School Building Revenue
      590,000  4.250%, 10/10/22 FSA Insured                                           Aaa/NR              570,754

               Kenton County, Kentucky School District Finance Corp.
      445,000  4.300%, 04/01/22 CIFG Assurance North America,
               Inc. Insured                                                           Aa3/NR              437,644
    4,250,000  5.000%, 06/01/22 MBIA Insured                                          Aaa/NR            4,383,748
      750,000  4.375%, 04/01/24 CIFG Assurance North America, Inc. Insured            Aa3/NR              725,265
      325,000  4.400%, 04/01/26 CIFG Assurance North America, Inc. Insured            Aa3/NR              309,452

               Larue County, Kentucky School District Finance Corp.
      270,000  4.500%, 07/01/21 MBIA Insured                                          Aaa/NR              269,984
      470,000  4.500%, 07/01/22 MBIA Insured                                          Aaa/NR              467,039
      785,000  4.500%, 07/01/23 MBIA Insured                                          Aaa/NR              771,349

               Lexington-Fayette Urban County, Kentucky Government
               Project Transylvania University
    1,320,000  5.125%, 08/01/18 MBIA Insured                                         Aaa/AAA            1,339,206

               Lexington-Fayette Urban County, Kentucky Government
               Project U.K. Library
      300,000  5.000%, 11/01/20 MBIA Insured                                         Aaa/AAA              307,122

               Louisville & Jefferson County, Kentucky University of
               Louisville
      525,000  5.000%, 06/01/20 AMBAC Insured                                        Aaa/AAA              551,045

               Magoffin County, Kentucky School Building Revenue
      375,000  4.250%, 08/01/23 AMBAC Insured                                         Aaa/NR              358,271

               Magoffin County, Kentucky School District
      450,000  4.250%, 08/01/25 AMBAC Insured                                         Aaa/NR              413,402

               Meade County, Kentucky School District
      490,000  4.250%, 09/01/26 MBIA Insured                                          Aaa/NR              443,661

               Murray State University Project, Kentucky General
               Receipts Revenue
      745,000  4.500%, 09/01/23 AMBAC Insured                                        Aaa/AAA              723,984

               Oldham County, Kentucky School District Finance Corp.
      900,000  5.000%, 05/01/19 MBIA Insured                                          Aaa/NR              944,145

               Pendleton County, Kentucky School District Finance Corp.
               School Building Revenue
      730,000  4.000%, 02/01/23  MBIA Insured                                         Aaa/NR              657,788

               Pike County, Kentucky School Building Revenue
    1,355,000  4.375%, 10/01/26 MBIA Insured                                          Aaa/NR            1,241,004

               Scott County, Kentucky School District Finance Corp.
    1,115,000  4.200%, 01/01/22 AMBAC Insured                                         Aaa/NR            1,073,176
    1,955,000  4.250%, 01/01/23 AMBAC Insured                                         Aaa/NR            1,857,055
    1,560,000  4.300%, 01/01/24 AMBAC Insured                                         Aaa/NR            1,455,028

               Scott County, Kentucky School District Finance Corp.
               School Building Revenue
    2,435,000  4.250%, 02/01/26 FSA Insured                                           Aaa/NR            2,173,992
    1,000,000  4.250%, 02/01/27 FSA Insured                                           Aaa/NR              882,560

               Spencer County, Kentucky School District Finance Corp.
    1,415,000  5.000%, 07/01/19  FSA insured                                          Aaa/NR            1,494,028

               University of Kentucky General Receipts
      885,000  4.500%, 10/01/22 XLCA Insured                                         Aa3/AA-              879,407
    1,545,000  4.500%, 10/01/23 XLCA Insured                                         Aa3/AA-            1,517,932
    1,625,000  4.500%, 10/01/25 XLCA Insured                                         Aa3/AA-            1,545,554
    1,010,000  4.500%, 10/01/26 XLCA Insured                                         Aa3/AA-              949,511

              University of Louisville, Kentucky
    1,055,000  4.000%, 09/01/25 MBIA Insured                                         Aaa/AAA              929,888

               Warren County, Kentucky School District Finance Corp.
      295,000  4.125%, 02/01/23 MBIA Insured                                          Aaa/NR              275,825

               Western Kentucky University Revenue General Receipts
    2,860,000  4.200%, 09/01/25 Series A MBIA Insured                                Aaa/AAA            2,560,787
    2,980,000  4.200%, 09/01/26 Series A MBIA Insured                                Aaa/AAA            2,629,999

                                                                                                   ---------------
               Total Schools                                                                           78,429,013
                                                                                                   ---------------

               Transportation (4.8%)
               ----------------------------------------------------------------

               Kenton County, Kentucky Airport Board Airport Revenue
    1,300,000  5.000%, 03/01/23 MBIA Insured AMT                                     Aaa/AAA            1,254,890

               Kentucky Interlocal School Transportation Authority
      145,000  5.400%, 06/01/17                                                       Aa3/A+              145,605
      400,000  6.000%, 12/01/20                                                       Aa3/A+              401,384
      200,000  6.000%, 12/01/20                                                       Aa3/A+              200,692
      300,000  5.800%, 12/01/20                                                       Aa3/A+              300,945
      400,000  5.650%, 12/01/20                                                       Aa3/A+              401,196
      350,000  5.600%, 12/01/20                                                       Aa3/A+              351,019

               Kentucky State Turnpike Authority Economic Development
               & Resource Recovery Road
               Revenue
    2,000,000  5.100%, 07/01/18 FSA Insured                                          Aaa/AAA            2,079,160

               Louisville & Jefferson County Regional Airport, Kentucky
    1,000,000  5.250%, 07/01/18 FSA Insured AMT                                      Aaa/AAA            1,031,790
    1,370,000  5.250%, 07/01/21 FSA Insured AMT                                      Aaa/AAA            1,393,098
    3,390,000  5.250%, 07/01/22 FSA Insured AMT                                      Aaa/AAA            3,434,646
      275,000  5.375%, 07/01/23 FSA Insured AMT                                      Aaa/AAA              278,982
      500,000  5.000%, 07/01/25 MBIA Insured AMT                                     Aaa/AAA              482,590

                                                                                                   ---------------
               Total Transportation                                                                    11,755,997
                                                                                                   ---------------

               Utilities (16.4%)
               ----------------------------------------------------------------

               Bardstown, Kentucky
      200,000  5.000%, 12/01/19 MBIA Insured                                          Aaa/NR              206,790

               Boone County, Kentucky Pollution Control Revenue Dayton
               Power & Light
    2,000,000  4.700%, 01/01/28 FGIC Insured                                          A2/A-             1,787,480

               Campbell & Kenton Counties, Kentucky Sanitation
               District Revenue
    1,695,000  4.300%, 08/01/24 MBIA Insured                                         Aaa/AAA            1,623,810
      300,000  4.300%, 08/01/27 MBIA Insured                                         Aaa/AAA              275,565
    1,450,000  4.300%, 08/01/28 MBIA Insured                                         Aaa/AAA            1,316,702
      805,000  4.375%, 08/01/30 MBIA Insured                                         Aaa/AAA              726,963
      505,000  4.375%, 08/01/33 MBIA Insured                                         Aaa/AAA              448,571

               Carroll County, Kentucky Environmental Facilities
               Revenue (KY Utilities) AMT
    1,500,000  5.750%, 02/01/26  AMBAC Insured                                       Aaa/AAA            1,507,890

              Kentucky Rural Water Finance Corp.
      205,000  4.250%, 08/01/19 MBIA Insured                                         Aaa/AAA              205,275
      595,000  5.000%, 02/01/20 AMBAC Insured                                        Aaa/AAA              616,926
      210,000  4.250%, 08/01/20 MBIA Insured                                         Aaa/AAA              208,200
      200,000  4.375%, 08/01/22 MBIA Insured                                         Aaa/AAA              197,162
      240,000  4.500%, 08/01/23 MBIA Insured                                         Aaa/AAA              237,108
      200,000  4.500%, 02/01/24 MBIA Insured                                         Aaa/AAA              195,120
      255,000  4.500%, 08/01/24 MBIA Insured                                         Aaa/AAA              248,648
      355,000  4.600%, 02/01/25                                                       NR/AA-              344,847
      290,000  4.500%, 08/01/27 MBIA Insured                                         Aaa/AAA              271,220
      245,000  4.600%, 08/01/28 MBIA Insured                                         Aaa/AAA              230,442
      315,000  4.625%, 08/01/29 MBIA Insured                                         Aaa/AAA              295,262

               Lexington-Fayette Urban County Government,
               Kentucky Sewer System
    1,000,000  5.000%, 07/01/19                                                       Aa3/AA            1,042,290

               Louisville & Jefferson County, Kentucky Metropolitan
               Sewer District
    1,000,000  5.000%, 05/15/12 FGIC Insured                                          Baa3/A            1,012,150
    2,565,000  5.375%, 05/15/17 MBIA Insured                                         Aaa/AAA            2,748,680
    2,380,000  4.250%, 05/15/20 FSA Insured                                          Aaa/AAA            2,388,616
    2,510,000  4.250%, 05/15/21 FSA Insured                                          Aaa/AAA            2,497,425
      400,000  5.000%, 05/15/22 FGIC Insured                                          Baa3/A              404,240

               Louisville, Kentucky Waterworks Board Water System
    1,000,000  5.250%, 11/15/16 FSA Insured                                          Aaa/AAA            1,049,230
    2,530,000  5.250%, 11/15/18 FSA Insured                                          Aaa/AAA            2,634,540
    6,600,000  5.250%, 11/15/22 FSA Insured                                          Aaa/AAA            6,792,786
    2,415,000  5.250%, 11/15/24 FSA Insured                                          Aaa/AAA            2,472,888

               Northern Kentucky Water District
      660,000  5.000%, 02/01/23 FGIC Insured                                          A2/NR               674,705

               Owensboro, Kentucky Electric and Power
    1,555,000  5.000%, 01/01/20 FSA Insured                                          Aaa/AAA            1,581,979

               Owensboro-Daviess County, Kentucky Regional Water
               Resource Agency Wastewater
                Refunding & Improvement Revenue
      930,000  4.375%, 01/01/27 Series A XLCA Insured                                  A3/A               849,760

               Trimble County, Kentucky Environmental Facilities
    3,000,000  4.600%, 06/01/33 AMBAC Insured                                        Aaa/AAA            2,692,350

                                                                                                   --------------
               Total Utilities                                                                         39,785,620
                                                                                                   --------------

               Total Revenue Bonds                                                                    230,487,819
                                                                                                     ------------

               Total Investments (cost $247,158,272-note b)                    99.7%                  242,165,761


               Other assets less liabilities                                    0.3                       637,068

                                                                    -----------------             ---------------
               Net Assets                                                     100.0%                 $242,802,829
                                                                    =================             ===============


                                                                 Percent of
               Portfolio Distribution By Quality Rating          Portfolio


               Aaa of Moody's or AAA of S&P                        64.7  %

               Aa of Moody's or AA of S&P                          25.0

                A of Moody's or S&P                                10.3
                                                                   -------

                                                                  100.0  %
                                                                  ========

                              PORTFOLIO ABBREVIATIONS:
               ----------------------------------------------------
               AMBAC    - American Municipal Bond Assurance Corp.
               AMT      - Alternative Minimum Tax
               CIFG     - CDC IXIS Financial Guaranty
               FGIC     - Financial Guaranty Insurance Co.
               FSA      - Financial Security Assurance
               LOC      - Letter of Credit
               MBIA     - Municipal Bond Investors Assurance
               NR       - Not Rated
               XLCA     - XL Capital Assurance

               See accompanying notes to financial statements.

                 NOTES TO FINANCIAL STATEMENTS

              CHURCHILL TAX-FREE FUND OF KENTUCKY

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $247,121,547 amounted to of $4,955,786, which consisted of aggregate gross unrealized appreciation of $2,339,838 and aggregate gross unrealized depreciation of $7,295,624.

(c) Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of March 31, 2008:

                                                             Investments in
 Valuation Inputs                                              Securities

                                                            $           -
 Level 1 - Quoted Prices
 Level 2 - Other Significant Observable Inputs              $  242,165,761
 Level 3 - Significant Unobservable Inputs                  $           -
                                                            --------------
 Total                                                      $  242,165,761
                                                           ================







Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 30, 2008


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 30, 2008